Note 11 - Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule Of Future Minimum Lease Payments [Table Text Block]
	Capital	Operating	Total
2018	$256	$524	$780
2019	260	515	775
2020	259	442	701
2021	215	339	554
2022	15	151	166
Thereafter	450	-	450
Total minimum lease payments	1,455	$1,971	$3,426
Less: amounts representing interest	386
Present value of minimum lease payments	1,069
Less: current portion of obligations under capital leases	212
Long-term portion of obligations under capital leases	$857